VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—43.0%
U.S. Treasury Bonds
1.875%, 2/15/51	$12,077	$6,706
4.625%, 11/15/55	2,398	2,291
U.S. Treasury Inflation Indexed Bonds 1.125%, 10/15/30	7,082	7,018
U.S. Treasury Notes
3.500%, 1/15/29	17,871	17,719
3.625%, 9/30/30	2,529	2,498
3.875%, 3/31/31	4,923	4,907
4.125%, 2/15/36	9,214	9,070
Total U.S. Government Securities (Identified Cost $50,673)		50,209

Mortgage-Backed Securities—31.9%
Agency—31.9%
Federal Home Loan Mortgage Corp. REMIC 5304, UB 4.000%, 2/25/52	109	101
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	188	182
Pool #Q42921 3.500%, 9/1/46	276	260
Pool #Q53881 4.500%, 1/1/48	136	133
Pool #QA4766 3.500%, 11/1/49	228	209
Pool #QE1443 4.000%, 5/1/52	160	151
Pool #QE1985 4.500%, 5/1/52	204	198
Pool #QE2366 5.000%, 5/1/52	59	59
Pool #QE4826 4.500%, 7/1/52	287	278
Pool #QE9908 5.500%, 9/1/52	136	139
Pool #QF3223 5.000%, 11/1/52	98	98
Pool #QF8190 6.000%, 2/1/53	178	183
Pool #QF8551 5.500%, 3/1/53	70	70
Pool #QF8817 6.000%, 3/1/53	161	164
Pool #QG6239 5.000%, 7/1/53	110	109
Pool #QJ5568 6.000%, 9/1/54	861	883
Pool #RA2579 3.000%, 5/1/50	525	464
Pool #RA2622 3.000%, 5/1/50	858	755
Pool #RA6996 2.500%, 3/1/47	324	277
Pool #RA8285 4.500%, 10/1/47	393	383
Pool #SD0164 3.500%, 12/1/49	57	54
	Par Value	Value

Agency—continued
Pool #SD1218 4.000%, 7/1/49	$2,465	$2,360
Pool #SD1618 5.000%, 9/1/52	354	352
Pool #SD3993 5.500%, 9/1/53	848	864
Pool #SD5272 6.000%, 5/1/54	621	641
Pool #SD5983 3.500%, 2/1/48	1,135	1,054
Pool #SD7310 4.500%, 10/1/53	3,265	3,189
Pool #SD7503 3.500%, 8/1/49	731	681
Pool #SD8222 4.000%, 6/1/52	774	732
Pool #SD8238 4.500%, 8/1/52	727	704
Pool #SD8246 5.000%, 9/1/52	3,364	3,334
Pool #WN2149 2.050%, 11/1/28	973	926
Pool #ZM5226 3.500%, 12/1/47	148	137
Pool #ZT2423 4.000%, 12/1/48	127	121
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	161	155
Pool #AB3878 4.000%, 11/1/41	185	178
Pool #AB5924 3.000%, 8/1/42	293	266
Pool #BL7779 1.460%, 8/1/30	980	872
Pool #BN4542 4.500%, 2/1/49	61	59
Pool #BT7914 5.000%, 10/1/52	253	252
Pool #BV3044 3.000%, 2/1/52	255	228
Pool #BY8494 5.500%, 8/1/53	122	124
Pool #CA5122 3.000%, 2/1/50	146	131
Pool #CB3110 2.500%, 3/1/47	311	265
Pool #FA0011 6.000%, 12/1/54	626	644
Pool #FA4535 5.000%, 2/1/56	754	748
Pool #FA4561 5.500%, 1/1/56	624	635
Pool #FM4735 3.000%, 4/1/47	1,706	1,529
Pool #FM7290 3.000%, 5/1/51	141	127
Pool #FM8210 3.000%, 4/1/50	154	138
Pool #FP0050 3.500%, 10/1/50	1,262	1,159
	Par Value	Value

Agency—continued
Pool #FS2249 5.000%, 6/1/52	$900	$892
Pool #FS2692 5.000%, 8/1/52	396	393
Pool #FS3262 4.000%, 10/1/46	435	419
Pool #FS3687 5.000%, 11/1/52	387	387
Pool #FS7629 5.500%, 4/1/54	2,302	2,343
Pool #FS9909 5.000%, 11/1/54	498	498
Pool #MA4600 3.500%, 5/1/52	188	173
Government National Mortgage Association
Pool #786795 6.000%, 7/20/53	1,255	1,307
Pool #787186 6.000%, 10/20/53	269	276
Pool #787394 5.500%, 5/20/54	430	435
Pool #CR3025 5.500%, 12/20/52	154	156
Pool #CS2411 6.000%, 3/20/53	18	19
Pool #CS5448 6.000%, 1/20/53	266	275
Pool #CS7736 6.000%, 4/20/53	97	99
Pool #MA8151 4.500%, 7/20/52	527	513
Pool #MA8201 4.500%, 8/20/52	249	242
Pool #MA8346 4.000%, 10/20/52	980	929
Pool #MA8347 4.500%, 10/20/52	62	61
Total Mortgage-Backed Securities (Identified Cost $37,207)		37,172

Asset-Backed Securities—4.9%
Automobiles—1.8%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	820	829
Honda Auto Receivables Owner Trust 2025-2, A4 4.280%, 8/15/31	175	175
Oscar U.S. Funding XVII LLC 2024-2A, A3 144A 4.470%, 3/12/29(1)	705	705
Toyota Auto Loan Extended Note Trust 2025-1A, A 144A 4.650%, 5/25/38(1)	395	398
		2,107

See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Credit Card—1.6%
American Express Credit Account Master Trust
2024-2, A 5.240%, 4/15/31	$205	$212
2025-5, A 4.510%, 7/15/32	195	197
Barclays Dryrock Issuance Trust 2025-1, A 3.970%, 7/15/31	485	483
Capital One Multi-Asset Execution Trust 2025-A3, A 4.650%, 10/15/37	235	232
Citibank Credit Card Issuance Trust 2025-A2, A 4.490%, 6/21/32	485	490
Synchrony Card Issuance Trust 2025-A3, A 4.060%, 11/15/31	225	224
		1,838

Other—1.5%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	100	98
T-Mobile U.S. Trust 2025-1A, A 144A 4.740%, 11/20/29(1)	540	544
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	240	229
Verizon Master Trust
2024-7, A 144A 4.350%, 8/20/32(1)	450	451
2025-4, A 144A 4.760%, 3/21/33(1)	450	456
		1,778

Total Asset-Backed Securities (Identified Cost $5,705)		5,723

Corporate Bonds and Notes—19.1%
Communication Services—0.2%
Alphabet, Inc. 4.100%, 2/15/31	254	252
Consumer Discretionary—1.1%
BorgWarner, Inc. 5.400%, 8/15/34	223	226
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	332	292
Hyundai Capital America 144A 5.700%, 6/26/30(1)	460	473
Tapestry, Inc. 5.500%, 3/11/35	235	236
		1,227

Consumer Staples—1.0%
PepsiCo, Inc. 4.650%, 2/15/53	893	771
	Par Value	Value

Consumer Staples—continued
Philip Morris International, Inc.
4.875%, 2/13/29	$234	$237
5.375%, 2/15/33	202	208
		1,216

Energy—1.3%
Boardwalk Pipelines LP
4.450%, 7/15/27	150	150
3.400%, 2/15/31	222	207
BP Capital Markets America, Inc. 4.812%, 2/13/33	324	325
Energy Transfer LP 6.200%, 4/1/55	412	400
Targa Resources Corp. 4.200%, 2/1/33	264	250
Williams Cos., Inc. (The) 3.500%, 10/15/51	346	235
		1,567

Financials—8.7%
AerCap Ireland Capital DAC 3.000%, 10/29/28	300	289
Amrize Finance U.S. LLC 5.400%, 4/7/35	238	242
Avolon Holdings Funding Ltd. 144A 4.700%, 1/30/31(1)	279	273
Bank of America Corp.
2.087%, 6/14/29	354	337
2.572%, 10/20/32	512	456
Centerpoint Energy Restoration Bond Co. II LLC Series A-2 4.826%, 6/15/39	345	338
Centerpoint Energy Restoration Bond Co. III LLC Series a-3 4.864%, 12/15/40	270	264
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	340	346
Enact Holdings, Inc. 6.250%, 5/28/29	212	218
Essent Group Ltd. 6.250%, 7/1/29	238	246
Gallagher (Arthur J.) & Co. 4.850%, 12/15/29	197	199
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	764	754
JPMorgan Chase & Co.
1.578%, 4/22/27	94	94
5.576%, 7/23/36	410	415
Keybank National Association 4.390%, 12/14/27	500	500
Morgan Stanley 1.593%, 5/4/27	936	933
	Par Value	Value

Financials—continued
NYSEG Storm Funding LLC Series A-3 5.162%, 5/1/35	$435	$443
PG&E Wildfire Recovery Funding LLC
Series A-2 4.263%, 6/1/38	316	305
Series A-2 4.722%, 6/1/39	390	380
PNC Financial Services Group, Inc. (The)
6.615%, 10/20/27	368	372
5.423%, 1/25/41	223	219
SCE Recovery Funding LLC 4.453%, 3/15/36	635	628
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	198	200
U.S. Bancorp
5.046%, 2/12/31	164	166
5.678%, 1/23/35	217	224
Wells Fargo & Co.
6.125%(2)	588	590
3.526%, 3/24/28	457	453
3.350%, 3/2/33	273	251
		10,135

Health Care—1.6%
AbbVie, Inc. 4.250%, 11/21/49	581	471
Amgen, Inc.
5.250%, 3/2/33	413	424
5.650%, 3/2/53	234	227
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	741	689
		1,811

Industrials—3.0%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	209	215
BAE Systems plc 144A 5.300%, 3/26/34(1)	400	410
Ferguson Enterprises, Inc. 5.000%, 10/3/34	405	400
GATX Corp. 5.500%, 6/15/35	332	335
Honeywell Aerospace, Inc. 144A 5.732%, 3/16/56(1)	648	641
Owens Corning 5.950%, 6/15/54	280	276
Republic Services, Inc. 5.150%, 3/15/35	239	244
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	274	279
United Parcel Service, Inc. 5.050%, 3/3/53	524	466
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Industrials—continued
Veralto Corp. 5.450%, 9/18/33	$254	$259
		3,525

Information Technology—1.2%
Amphenol Corp. 3.900%, 11/15/28	305	303
Dell International LLC 3.450%, 12/15/51	475	321
Motorola Solutions, Inc. 5.550%, 8/15/35	287	293
NetApp, Inc. 5.700%, 3/17/35	465	474
		1,391

Materials—0.2%
Martin Marietta Materials, Inc. 5.150%, 12/1/34	221	221
Utilities—0.8%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	331	216
Kansas Gas Service Securitization I LLC 5.486%, 8/1/34	361	372
	Par Value	Value

Utilities—continued
Southern Co. (The) Series A 3.700%, 4/30/30	$383	$370
		958

Total Corporate Bonds and Notes (Identified Cost $22,463)		22,303

Total Long-Term Investments—98.9% (Identified Cost $116,048)		115,407

	Shares
Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 3.520%)(3)	412,374	412
Total Short-Term Investment (Identified Cost $412)		412

TOTAL INVESTMENTS—99.3% (Identified Cost $116,460)		$115,819
Other assets and liabilities, net—0.7%		861
NET ASSETS—100.0%		$116,680

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
March 31, 2026, these securities amounted to a
value of $5,916 or 5.1% of net assets.

(2)	No contractual maturity date.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Exchange-traded futures contracts as of March 31, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
2 Year U.S. Treasury Note Future	June 2026	71	$14,729	$—	$(115)
Short Contracts:
10 Year U.S. Ultra Future	June 2026	(32)	(3,633)	83	—
Total				$83	$(115)
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$50,209	$—	$50,209
Mortgage-Backed Securities	37,172	—	37,172
Asset-Backed Securities	5,723	—	5,723
Corporate Bonds and Notes	22,303	—	22,303
Money Market Mutual Fund	412	412	—
Other Financial Instruments:
Futures Contracts	83	83	—
Total Assets	115,902	495	115,407
Liabilities:
Other Financial Instruments:
Futures Contracts	(115)	(115)	—
Total Liabilities	(115)	(115)	—
Total Investments	$115,787	$380	$115,407
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.